7. Cost of Patents	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Cost of Patents

NOTE 7 – OTHER ASSETS

Included in other assets are the following intangible assets:

•	Patents, consisting of legal costs paid to third parties to establish a patent, which are capitalized until such time that the patents are approved and issued or rejected. If approved, capitalized costs are amortized using the straight-line method over the estimated lives of the patents, generally five years. There are no issued patents as of June 30, 2019 or December 31, 2018.

•	License fees, which consist of fees paid to have the Company’s products certified by a nationally recognized organization. License fees are amortized over ten years.

The net balance of intangible assets as of June 30, 2019 and December 31, 2018 was $96,872 and $63,755, respectively. Amortization expense totaled $902 and $337 for the six months ended June 30, 2019 and 2018, respectively, and $409 and $270 for the three months ended June 30, 2019 and 2018, respectively.

NOTE 7 – COST OF PATENTS

Costs of patents, which consist of legal costs paid to third parties to establish a patent, are capitalized until such time that the patents are approved and issued or rejected. If approved, capitalized costs are amortized using the straight-line method over the estimated lives of the patents, generally five years. There are no issued patents as of December 31, 2018 and 2017.